SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties — The Plan utilizes various investment instruments including common stock, mutual funds, and common collective trusts. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the amounts reported in the financial statements. As of December 31, 2025 and December 31, 2024, no individual investments account for more than 20% of total investments.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value.  Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion on fair value measurements and the valuation methodologies used for assets measured at fair value.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Management fees and operating expenses charged to the Plan for investments in the mutual funds and common trust funds, are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest.  Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Contributions/Prefunded Contributions
Contributions — Employee contributions and employer matching contributions are recorded when withheld.
Prefunded Contributions — Prefunded contributions are contributions received in advance for the subsequent plan year. Prefunded contributions are not included in the employer and employee contributions on the Statement of Changes in Net Assets Available for Benefits for the year ended December 31, 2025.

Administrative Expenses
Administrative Expenses — Administrative expenses of the Plan may be paid directly by Plan participants, from funds from forfeited accounts or by Fossil, consistent with the Plan document. Participants pay certain administrative expenses including costs for loans and distributions.

Payment of Benefits
Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no amounts allocated to accounts of persons who have elected to withdraw from the Plan, but had not yet been paid, at December 31, 2025 or December 31, 2024.

Excess Contributions Refundable	Excess Contributions Refundable — The Plan is required to return contributions received during the Plan year in excess of the Code limits.